Finance Costs	6 Months Ended
Jun. 30, 2023
Finance costs.
Finance costs

11.Finance costs

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Interest expenses—third party loans	90,407	55,203	174,991	110,314
Interest expense - withholding tax paid on bond interest	6,741	4,364	6,741	4,364
Unwinding of discount on decommissioning liability	2,320	1,434	4,581	2,667
Interest and finance charges paid/payable for lease liabilities	16,307	13,241	31,202	22,800
Net foreign exchange loss arising from financing—unrealized	1,123,669	73,188	1,150,370	—
Net foreign exchange loss arising from financing—realized	61,639	53,905	107,052	63,678
Net foreign exchange loss on derivative instruments—unrealized	62,439	2,114	62,109	3,374
Net foreign exchange loss on derivative instruments—realized	—	—	—	1,130
Fair value loss on embedded options	—	53,330	—	162,330
Fees on loans and financial derivatives	2,490	5,107	5,933	10,245
	1,366,012	261,886	1,542,979	380,902

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.